Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,388,000.00
Previously Paid Amount	0.00
Total Fee Amount	816.76
Total Offset Amount	0.00
Net Fee	816.76
Narrative - Max Aggregate Offering Price	$ 9,388,000.00
Final Prospectus	true